WisdomTree Trust

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree True Emerging Markets Fund (XC)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree India Earnings Fund (EPI)

WisdomTree India Hedged Equity Fund (INDH)

WisdomTree International Equity Fund (DWM)

WisdomTree International Multifactor Fund (DWMF)

WisdomTree True Developed International Fund (DOL)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree New Economy Real Estate Fund (WTRE)

WisdomTree GeoAlpha Opportunities Fund (OPPG)

WisdomTree Global Defense Fund (WDGF)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree European Opportunities Fund (OPPE)

WisdomTree Japan Opportunities Fund (OPPJ)

WisdomTree Europe Defense Fund (WDEF)

WisdomTree Asia Defense Fund (WDAF)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Europe SmallCap Dividend Fund (DFE)

(collectively, the “Funds”)

Supplement dated September 30, 2026 to the currently effective Statutory Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), as supplemented, for the Funds

The information below supplements, and should be read in conjunction with, the Prospectus and SAI.

Effective immediately, Michael Stoll no longer serves as a Portfolio Manager of the Funds. Accordingly, all references to Michael Stoll in the Prospectus and SAI are hereby deleted. Marlene Walker-Smith, David France, CFA, Todd Frysinger, CFA, and Vlasta Sheremeta, CFA continue to serve as Portfolio Managers of the Funds.

The change described above will not affect the day-to-day management of the Funds or their Total Annual Fund Operating Expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS - XSOE DEM DGRE EMMF DGS XC CXSE EPI INDH DWM DWMF DOL DTH IHDG IQDG DLS DNL DIM DEW WTRE OPPG WDGF DXJ HEDJ EUDG OPPE OPPJ WDEF WDAF DFJ DFE - 09.26